COMMITMENTS AND CONTINGENCIES (Details) - USD ($)						1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2023	Apr. 10, 2023	Mar. 28, 2023	Jan. 05, 2023	Dec. 31, 2022	May 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments And Contingencies
Charges on penalty				$ 3,342,549				$ 3,342,549
Payment on additional fine							$ 3,342,549	3,342,549
Payment of fine								78,991	$ 394,029
Additional import tax charges						$ 338,701		954,616	$ 793,941
Fine paid								$ 437,731
Probability of import tax fine					$ 1,053,213
Subsequent Event
Commitments And Contingencies
Charges on penalty				$ 3,342,549
Payment on additional fine			$ 3,342,549
Payment of fine	$ 78,991	$ 1,053,213
Additional import tax charges	173,812
Fine paid	$ 0